DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of changes in deferred income

	Notes
Balance, January 1, 2020		$170.5
Finance costs	9	9.3
Balance, December 31, 2020		$179.8
Finance costs	9	9.9
Balance, December 31, 2021		$189.7
Current portion of deferred revenue		$189.7
Non-current deferred revenue		—
		$189.7